Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

September 30, 2022

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 98.3%
Advertising - 0.1%
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(a)	$45,000	$39,136

Aerospace & Defense - 2.8%
Bombardier, Inc.
7.13%, 6/15/26(a)	115,000	105,474
7.88%, 4/15/27(a)	185,000	170,200
Howmet Aerospace, Inc.
5.90%, 2/1/27	150,000	144,203
6.75%, 1/15/28	90,000	89,530
Moog, Inc., 4.25%, 12/15/27(a)	81,000	71,725
TransDigm, Inc.
6.25%, 3/15/26(a)	300,000	291,000
6.38%, 6/15/26	50,000	47,238
7.50%, 3/15/27	250,000	238,000
5.50%, 11/15/27	185,000	160,895
Triumph Group, Inc., 8.88%, 6/1/24(a)	82,000	81,975
		1,400,240
Agriculture - 0.9%
Vector Group Ltd., 5.75%, 2/1/29(a)	520,000	424,534

Airlines - 1.8%
American Airlines, Inc., 11.75%, 7/15/25(a)	165,000	172,316
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26(a)	220,000	206,617
5.75%, 4/20/29(a)	440,000	383,900
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(a)	60,000	60,350
United Airlines Holdings, Inc., 4.88%, 1/15/25	25,000	23,288
United Airlines, Inc., 4.38%, 4/15/26(a)	77,000	68,723
		915,194
Auto Manufacturers - 2.7%
Allison Transmission, Inc.
5.88%, 6/1/29(a)	105,000	95,025
3.75%, 1/30/31(a)	46,000	35,263
Ford Motor Co.
4.35%, 12/8/26	200,000	183,538
9.63%, 4/22/30	140,000	155,530
6.10%, 8/19/32	236,000	208,058
4.75%, 1/15/43	48,000	31,795
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	115,000	99,785
Jaguar Land Rover Automotive PLC
5.88%, 1/15/28(a)	275,000	193,187
5.50%, 7/15/29(a)	340,000	236,705
Wabash National Corp., 4.50%, 10/15/28(a)	150,000	116,281
		1,355,167

	Shares/ Principal	Fair Value

Auto Parts & Equipment - 1.2%
American Axle & Manufacturing, Inc., 6.88%, 7/1/28	$74,000	$63,692
IHO Verwaltungs GmbH, 4.75% Cash, or 5.50% PIK, 9/15/26(a),(b)	200,000	169,880
Titan International, Inc., 7.00%, 4/30/28	380,000	348,764
		582,336
Banks - 1.3%
Deutsche Bank AG, 4.30%, (USD 5 Year Swap + 2.25%), 5/24/28(c)	245,000	218,518
Deutsche Bank AG/New York NY, 5.88%, (SOFR + 5.44%), 7/8/31(c)	200,000	160,116
Freedom Mortgage Corp.
8.25%, 4/15/25(a)	75,000	61,968
7.63%, 5/1/26(a)	45,000	33,606
6.63%, 1/15/27(a)	35,000	24,942
Intesa Sanpaolo SpA
4.20%, (US 1 Year CMT T-Note + 2.60%), 6/1/32(a),(c)	110,000	74,132
4.95%, (US 1 Year CMT T-Note + 2.75%), 6/1/42(a),(c)	100,000	59,389
		632,671
Biotechnology - 0.1%
Emergent BioSolutions, Inc., 3.88%, 8/15/28(a)	85,000	56,525

Building Materials - 1.8%
Boise Cascade Co., 4.88%, 7/1/30(a)	135,000	112,381
Camelot Return Merger Sub, Inc., 8.75%, 8/1/28(a)	65,000	53,573
Eco Material Technologies, Inc., 7.88%, 1/31/27(a)	95,000	84,136
Griffon Corp., 5.75%, 3/1/28	25,000	21,500
James Hardie International Finance DAC, 5.00%, 1/15/28(a)	275,000	248,875
Louisiana-Pacific Corp., 3.63%, 3/15/29(a)	325,000	252,178
SRM Escrow Issuer LLC, 6.00%, 11/1/28(a)	85,000	68,629
Standard Industries, Inc.
5.00%, 2/15/27(a)	29,000	25,673
4.38%, 7/15/30(a)	12,000	9,180
		876,125
Chemicals - 2.1%
Ashland LLC, 3.38%, 9/1/31(a)	216,000	166,950
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28(a)	455,000	396,699
Mativ Holdings, Inc., 6.88%, 10/1/26(a)	152,000	134,020
Methanex Corp.
5.13%, 10/15/27	47,000	39,480
5.25%, 12/15/29	90,000	71,541

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Chemicals (continued)
5.65%, 12/1/44	$25,000	$16,750
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30(a)	105,000	87,362
Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	142,000	125,050
		1,037,852
Coal - 0.8%
SunCoke Energy, Inc., 4.88%, 6/30/29(a)	282,000	217,425
Warrior Met Coal, Inc., 7.88%, 12/1/28(a)	205,000	199,229
		416,654
Commercial Services - 6.6%
ADT Security Corp. (The), 4.88%, 7/15/32(a)	130,000	104,840
Adtalem Global Education, Inc., 5.50%, 3/1/28(a)	246,000	221,400
Albion Financing 1 SARL / Aggreko Holdings, Inc., 6.13%, 10/15/26(a)	35,000	29,577
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 7/15/26(a)	30,000	26,737
Alta Equipment Group, Inc., 5.63%, 4/15/26(a)	83,000	69,551
AMN Healthcare, Inc., 4.63%, 10/1/27(a)	55,000	49,340
APX Group, Inc., 6.75%, 2/15/27(a)	55,000	51,380
ASGN, Inc., 4.63%, 5/15/28(a)	252,000	216,801
CoreCivic, Inc., 8.25%, 4/15/26	175,000	173,979
CPI CG, Inc., 8.63%, 3/15/26(a)	226,000	210,081
Deluxe Corp., 8.00%, 6/1/29(a)	275,000	221,375
Gartner, Inc.
4.50%, 7/1/28(a)	188,000	168,110
3.63%, 6/15/29(a)	50,000	41,625
3.75%, 10/1/30(a)	80,000	65,474
GEO Group, Inc. (The), 10.50%, 6/30/28	120,000	118,669
HealthEquity, Inc., 4.50%, 10/1/29(a)	165,000	141,487
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(a)	150,000	113,694
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 4/15/26(a)	195,000	183,483
6.25%, 1/15/28(a)	445,000	380,149
Rent-A-Center, Inc./TX, 6.38%, 2/15/29(a)	205,000	159,900
RR Donnelley & Sons Co., 6.13%, 11/1/26(a)	35,000	31,500
Service Corp. International
5.13%, 6/1/29	70,000	63,615
4.00%, 5/15/31	250,000	201,325

	Shares/ Principal	Fair Value

Commercial Services (continued)
Williams Scotsman International, Inc., 4.63%, 8/15/28(a)	$163,000	$142,616
ZipRecruiter, Inc., 5.00%, 1/15/30(a)	100,000	80,750
		3,267,458
Computers - 0.9%
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(a)	30,000	25,820
4.00%, 7/1/29(a)	119,000	101,756
KBR, Inc., 4.75%, 9/30/28(a)	128,000	110,064
Science Applications International Corp., 4.88%, 4/1/28(a)	127,000	113,098
Unisys Corp., 6.88%, 11/1/27(a)	135,000	105,311
		456,049
Cosmetics & Personal Care - 0.8%
Coty, Inc., 5.00%, 4/15/26(a)	235,000	214,679
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/29(a)	210,000	179,844
		394,523
Distribution & Wholesale - 0.2%
G-III Apparel Group Ltd., 7.88%, 8/15/25(a)	100,000	90,750

Diversified Financial Services - 4.0%
AG TTMT Escrow Issuer LLC, 8.63%, 9/30/27(a)	75,000	70,500
Coinbase Global, Inc., 3.38%, 10/1/28(a)	41,000	25,644
Credit Acceptance Corp., 6.63%, 3/15/26	45,000	41,737
Enova International, Inc., 8.50%, 9/15/25(a)	395,000	346,119
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(a)	24,000	19,980
LPL Holdings, Inc.
4.63%, 11/15/27(a)	139,000	126,024
4.00%, 3/15/29(a)	30,000	25,731
4.38%, 5/15/31(a)	247,000	204,349
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	65,000	55,006
5.50%, 8/15/28(a)	140,000	109,934
5.75%, 11/15/31(a)	440,000	322,685
OneMain Finance Corp., 7.13%, 3/15/26	100,000	90,177
PRA Group, Inc., 7.38%, 9/1/25(a)	40,000	38,572
Provident Funding Associates LP / PFG Finance Corp., 6.38%, 6/15/25(a)	150,000	136,312
Radian Group, Inc., 6.63%, 3/15/25	50,000	48,731
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	140,000	122,119
5.75%, 6/15/27(a)	112,000	89,077

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
World Acceptance Corp., 7.00%, 11/1/26(a)	$175,000	$108,689
		1,981,386
Electric - 3.2%
Calpine Corp., 5.13%, 3/15/28(a)	70,000	60,143
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	120,000	106,916
3.75%, 1/15/32(a)	80,000	62,018
DPL, Inc.
4.13%, 7/1/25	55,000	50,617
4.35%, 4/15/29	110,000	91,850
Drax Finco PLC, 6.63%, 11/1/25(a)	200,000	192,500
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(a)	50,000	47,865
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 8/15/28(a)	40,000	34,678
PG&E Corp., 5.25%, 7/1/30	595,000	512,801
Vistra Operations Co. LLC
5.50%, 9/1/26(a)	75,000	69,752
5.63%, 2/15/27(a)	115,000	107,866
5.00%, 7/31/27(a)	40,000	36,130
4.38%, 5/1/29(a)	275,000	228,937
		1,602,073
Electronics - 0.1%
Atkore, Inc., 4.25%, 6/1/31(a)	55,000	43,984
TTM Technologies, Inc., 4.00%, 3/1/29(a)	25,000	20,133
		64,117
Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC, 5.00%, 1/31/28(a)	100,000	87,995

Engineering & Construction - 0.7%
AECOM, 5.13%, 3/15/27	190,000	177,328
Dycom Industries, Inc., 4.50%, 4/15/29(a)	9,000	7,584
IEA Energy Services LLC, 6.63%, 8/15/29(a)	161,000	157,042
		341,954
Entertainment - 1.1%
Affinity Gaming, 6.88%, 12/15/27(a)	15,000	12,228
Boyne USA, Inc., 4.75%, 5/15/29(a)	82,000	68,690
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(a)	35,000	30,566
Churchill Downs, Inc., 5.50%, 4/1/27(a)	55,000	51,435
International Game Technology PLC, 6.50%, 2/15/25(a)	100,000	99,356
Jacobs Entertainment, Inc., 6.75%, 2/15/29(a)	45,000	38,503

	Shares/ Principal	Fair Value

Entertainment (continued)
Live Nation Entertainment, Inc., 4.88%, 11/1/24(a)	$200,000	$193,100
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29(a)	40,000	32,951
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25(a)	30,000	29,304
		556,133
Environmental Control - 0.8%
Covanta Holding Corp., 5.00%, 9/1/30	418,000	327,607
GFL Environmental, Inc., 5.13%, 12/15/26(a)	35,000	32,594
Tervita Corp., 11.00%, 12/1/25(a)	50,000	53,875
		414,076
Food - 3.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 1/15/27(a)	70,000	62,568
5.88%, 2/15/28(a)	145,000	133,762
4.88%, 2/15/30(a)	357,000	302,026
Ingles Markets, Inc., 4.00%, 6/15/31(a)	163,000	133,110
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	50,000	45,356
4.13%, 1/31/30(a)	166,000	140,476
4.38%, 1/31/32(a)	346,000	285,883
Pilgrim's Pride Corp., 5.88%, 9/30/27(a)	190,000	184,775
Post Holdings, Inc.
5.75%, 3/1/27(a)	106,000	101,104
5.63%, 1/15/28(a)	175,000	159,726
5.50%, 12/15/29(a)	170,000	146,999
		1,695,785
Food Service - 0.1%
Aramark Services, Inc., 6.38%, 5/1/25(a)	41,000	40,180

Forest Products & Paper - 0.9%
Domtar Corp., 6.75%, 10/1/28(a)	344,000	264,207
Resolute Forest Products, Inc., 4.88%, 3/1/26(a)	160,000	155,600
Sylvamo Corp., 7.00%, 9/1/29(a)	50,000	42,668
		462,475
Gas - 0.7%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/24	150,000	143,258
5.88%, 8/20/26	165,000	149,517
5.75%, 5/20/27	50,000	44,902
		337,677
Healthcare-Products - 0.4%
Hologic, Inc.
4.63%, 2/1/28(a)	25,000	23,063

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Healthcare-Products (continued)
3.25%, 2/15/29(a)	$75,000	$61,336
Varex Imaging Corp., 7.88%, 10/15/27(a)	114,000	111,837
		196,236
Healthcare-Services - 3.4%
Acadia Healthcare Co., Inc.
5.50%, 7/1/28(a)	300,000	274,289
5.00%, 4/15/29(a)	200,000	177,119
Akumin Escrow, Inc., 7.50%, 8/1/28(a)	145,000	110,689
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(a)	40,000	35,718
Centene Corp.
4.25%, 12/15/27	30,000	27,385
4.63%, 12/15/29	50,000	44,930
DaVita, Inc., 4.63%, 6/1/30(a)	130,000	100,099
Encompass Health Corp., 4.63%, 4/1/31	196,000	154,866
Legacy LifePoint Health LLC, 4.38%, 2/15/27(a)	35,000	28,922
ModivCare, Inc., 5.88%, 11/15/25(a)	50,000	46,146
Molina Healthcare, Inc.
4.38%, 6/15/28(a)	160,000	144,400
3.88%, 5/15/32(a)	38,000	31,127
Prime Healthcare Services, Inc., 7.25%, 11/1/25(a)	45,000	40,165
Tenet Healthcare Corp.
5.13%, 11/1/27(a)	255,000	228,808
6.13%, 10/1/28(a)	210,000	183,890
US Acute Care Solutions LLC, 6.38%, 3/1/26(a)	100,000	84,000
		1,712,553
Home Builders - 1.1%
Beazer Homes USA, Inc., 7.25%, 10/15/29	50,000	39,500
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 9/15/27(a)	90,000	75,549
5.00%, 6/15/29(a)	85,000	62,923
Century Communities, Inc., 6.75%, 6/1/27	25,000	23,334
Installed Building Products, Inc., 5.75%, 2/1/28(a)	45,000	40,273
KB Home, 7.25%, 7/15/30	50,000	45,375
LGI Homes, Inc., 4.00%, 7/15/29(a)	150,000	111,552
Picasso Finance Sub, Inc., 6.13%, 6/15/25(a)	42,000	41,165
Winnebago Industries, Inc., 6.25%, 7/15/28(a)	130,000	120,250
		559,921

	Shares/ Principal	Fair Value

Housewares - 0.0%†
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	$25,000	$22,661

Insurance - 0.3%
MGIC Investment Corp., 5.25%, 8/15/28	128,000	114,353
Ryan Specialty Group LLC, 4.38%, 2/1/30(a)	19,000	16,114
		130,467
Internet - 1.1%
Cars.com, Inc., 6.38%, 11/1/28(a)	165,000	140,663
Cogent Communications Group, Inc., 7.00%, 6/15/27(a)	170,000	160,259
NortonLifeLock, Inc.
6.75%, 9/30/27(a)	75,000	72,227
7.13%, 9/30/30(a)	55,000	53,197
Ziff Davis, Inc., 4.63%, 10/15/30(a)	135,000	110,323
		536,669
Investment Companies - 2.2%
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(a)	75,000	58,855
5.00%, 1/15/32(a)	95,000	69,440
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	250,000	233,734
6.38%, 12/15/25	200,000	189,439
6.25%, 5/15/26	190,000	176,553
5.25%, 5/15/27	200,000	175,510
4.38%, 2/1/29	210,000	169,025
		1,072,556
Iron & Steel - 1.9%
ATI, Inc.
5.88%, 12/1/27	139,000	126,539
5.13%, 10/1/31	122,000	99,684
Carpenter Technology Corp., 7.63%, 3/15/30	250,000	240,700
Commercial Metals Co., 4.38%, 3/15/32	115,000	90,811
Mineral Resources Ltd.
8.13%, 5/1/27(a)	135,000	130,826
8.00%, 11/1/27(a)	75,000	72,149
8.50%, 5/1/30(a)	170,000	164,288
		924,997
Leisure Time - 2.1%
Carnival Corp.
7.63%, 3/1/26(a)	170,000	131,492
5.75%, 3/1/27(a)	35,000	24,500
9.88%, 8/1/27(a)	60,000	58,950
6.00%, 5/1/29(a)	90,000	60,750
Royal Caribbean Cruises Ltd.
9.13%, 6/15/23(a)	10,000	10,175

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Leisure Time (continued)
11.50%, 6/1/25(a)	$148,000	$157,537
5.50%, 8/31/26(a)	344,000	260,527
11.63%, 8/15/27(a)	170,000	154,704
Vista Outdoor, Inc., 4.50%, 3/15/29(a)	236,000	166,702
		1,025,337
Lodging - 1.3%
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/30	175,000	152,250
3.63%, 2/15/32(a)	180,000	137,764
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27	200,000	183,500
Marriott Ownership Resorts, Inc., 6.13%, 9/15/25(a)	36,000	35,200
Travel + Leisure Co., 6.00%, 4/1/27	75,000	67,586
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(a)	100,000	93,625
		669,925
Machinery-Construction & Mining - 0.2%
BWX Technologies, Inc., 4.13%, 6/30/28(a)	125,000	109,172

Media - 6.5%
Altice Financing SA, 5.75%, 8/15/29(a)	75,000	57,391
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	46,000	40,356
5.38%, 6/1/29(a)	162,000	141,802
4.75%, 3/1/30(a)	115,000	93,293
DIRECTV Financing LLC / DIRECTV Financing Co.-Obligor, Inc., 5.88%, 8/15/27(a)	635,000	547,440
DISH DBS Corp.
7.75%, 7/1/26	140,000	106,400
7.38%, 7/1/28	260,000	175,070
5.75%, 12/1/28(a)	180,000	135,641
GCI LLC, 4.75%, 10/15/28(a)	265,000	220,018
Gray Television, Inc., 5.88%, 7/15/26(a)	121,000	111,622
Liberty Interactive LLC, 8.50%, 7/15/29	25,000	16,375
Nexstar Media, Inc.
5.63%, 7/15/27(a)	250,000	229,827
4.75%, 11/1/28(a)	278,000	237,770
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 9/15/26(a)	50,000	41,012
Sirius XM Radio, Inc.
3.13%, 9/1/26(a)	25,000	21,955
4.00%, 7/15/28(a)	95,000	80,805
5.50%, 7/1/29(a)	352,000	316,618
4.13%, 7/1/30(a)	46,000	37,391
3.88%, 9/1/31(a)	112,000	86,849

	Shares/ Principal	Fair Value

Media (continued)
Univision Communications, Inc., 7.38%, 6/30/30(a)	$50,000	$47,715
Virgin Media Finance PLC, 5.00%, 7/15/30(a)	300,000	225,141
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(a)	200,000	171,232
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(a)	25,000	20,219
VZ Secured Financing BV, 5.00%, 1/15/32(a)	75,000	56,032
		3,217,974
Metal Fabricate & Hardware - 0.5%
Advanced Drainage Systems, Inc.
5.00%, 9/30/27(a)	145,000	133,348
6.38%, 6/15/30(a)	127,000	123,044
		256,392
Mining - 1.6%
Arconic Corp., 6.13%, 2/15/28(a)	76,000	67,133
Eldorado Gold Corp., 6.25%, 9/1/29(a)	138,000	105,134
FMG Resources August 2006 Pty Ltd.
4.50%, 9/15/27(a)	85,000	74,800
5.88%, 4/15/30(a)	206,000	179,184
6.13%, 4/15/32(a)	75,000	64,444
Taseko Mines Ltd., 7.00%, 2/15/26(a)	398,000	316,410
		807,105
Miscellaneous Manufacturing - 0.6%
LSB Industries, Inc., 6.25%, 10/15/28(a)	365,000	313,179

Office & Business Equipment - 0.2%
Xerox Holdings Corp., 5.50%, 8/15/28(a)	134,000	106,820

Oil & Gas - 10.0%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(a)	20,000	19,327
Antero Resources Corp., 7.63%, 2/1/29(a)	54,000	54,000
Apache Corp.
4.25%, 1/15/30	15,000	13,118
6.00%, 1/15/37	50,000	44,625
5.10%, 9/1/40	147,000	119,621
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.25%, 12/31/28(a)	20,000	19,218
5.88%, 6/30/29(a)	50,000	44,500
Athabasca Oil Corp., 9.75%, 11/1/26(a)	44,000	46,576
Baytex Energy Corp., 8.75%, 4/1/27(a)	175,000	175,875
Berry Petroleum Co. LLC, 7.00%, 2/15/26(a)	180,000	158,638
California Resources Corp., 7.13%, 2/1/26(a)	185,000	173,900

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.25%, 7/15/24(a)	$40,000	$40,833
Chesapeake Energy Corp., 5.50%, 2/1/26(a)	10,000	9,575
Chord Energy Corp., 6.38%, 6/1/26(a)	355,000	337,250
CNX Resources Corp., 7.25%, 3/14/27(a)	7,000	6,808
Colgate Energy Partners III LLC, 5.88%, 7/1/29(a)	45,000	40,168
Crescent Energy Finance LLC, 7.25%, 5/1/26(a)	85,000	76,366
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(a)	20,000	17,650
CVR Energy, Inc.
5.25%, 2/15/25(a)	115,000	103,514
5.75%, 2/15/28(a)	25,000	21,355
Earthstone Energy Holdings LLC, 8.00%, 4/15/27(a)	105,000	97,887
Energean PLC, 6.50%, 4/30/27(a)	50,000	43,768
Harbour Energy PLC, 5.50%, 10/15/26(a)	45,000	40,275
Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.25%, 4/15/32(a)	45,000	39,861
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 4/15/30(a)	15,000	13,072
Ithaca Energy North Sea PLC, 9.00%, 7/15/26(a)	200,000	190,760
Laredo Petroleum, Inc.
9.50%, 1/15/25	100,000	99,168
10.13%, 1/15/28	50,000	48,000
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(a)	50,000	47,918
Matador Resources Co., 5.88%, 9/15/26	170,000	164,050
MEG Energy Corp., 5.88%, 2/1/29(a)	185,000	166,037
Murphy Oil Corp.
5.75%, 8/15/25	25,000	24,227
5.88%, 12/1/27	73,000	68,236
Northern Oil and Gas, Inc., 8.13%, 3/1/28(a)	335,000	314,062
Occidental Petroleum Corp.
6.38%, 9/1/28	70,000	70,203
6.63%, 9/1/30	35,000	35,528
6.13%, 1/1/31	25,000	24,661
6.45%, 9/15/36	145,000	144,456
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	105,000	86,666
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	60,000	57,300

	Shares/ Principal	Fair Value

Oil & Gas (continued)
6.00%, 2/15/28	$329,000	$284,901
PDC Energy, Inc., 5.75%, 5/15/26	205,000	189,654
Petrofac Ltd., 9.75%, 11/15/26(a)	90,000	69,189
Precision Drilling Corp., 7.13%, 1/15/26(a)	50,000	46,917
ROCC Holdings LLC, 9.25%, 8/15/26(a)	180,000	169,200
SM Energy Co., 6.50%, 7/15/28	100,000	95,131
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	220,000	209,701
4.50%, 5/15/29	110,000	91,250
Talos Production, Inc., 12.00%, 1/15/26	250,000	260,625
Vermilion Energy, Inc., 6.88%, 5/1/30(a)	205,000	188,600
Viper Energy Partners LP, 5.38%, 11/1/27(a)	75,000	69,039
		4,973,259
Oil & Gas Services - 0.6%
CGG SA, 8.75%, 4/1/27(a)	150,000	126,000
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 4/1/26	135,000	123,662
6.88%, 9/1/27	60,000	54,530
		304,192
Packaging & Containers - 0.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.13%, 8/15/26(a)	100,000	82,500
5.25%, 8/15/27(a)	200,000	124,040
Berry Global, Inc., 5.63%, 7/15/27(a)	82,000	76,714
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 9/15/28(a)	25,000	19,882
Sealed Air Corp., 6.88%, 7/15/33(a)	60,000	57,300
TriMas Corp., 4.13%, 4/15/29(a)	110,000	92,865
		453,301
Pharmaceuticals - 1.8%
180 Medical, Inc., 3.88%, 10/15/29(a)	85,000	70,826
Bausch Health Cos., Inc.
5.50%, 11/1/25(a)	60,000	47,608
6.13%, 2/1/27(a)	60,000	41,529
BellRing Brands, Inc., 7.00%, 3/15/30(a)	210,000	192,087
Embecta Corp.
5.00%, 2/15/30(a)	89,000	76,391
6.75%, 2/15/30(a)	60,000	55,393
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 6/1/29(a)	100,000	71,364
Jazz Securities DAC, 4.38%, 1/15/29(a)	105,000	90,694
Option Care Health, Inc., 4.38%, 10/31/29(a)	164,000	138,580

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	$110,000	$91,325
		875,797
Pipelines - 4.4%
Buckeye Partners LP, 5.85%, 11/15/43	50,000	37,046
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	195,000	165,111
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	100,000	94,892
5.63%, 5/1/27(a)	55,000	49,775
6.00%, 2/1/29(a)	105,000	93,975
8.00%, 4/1/29(a)	135,000	129,937
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28(a)	224,000	196,748
EQM Midstream Partners LP
7.50%, 6/1/27(a)	105,000	100,078
7.50%, 6/1/30(a)	55,000	51,765
Global Partners LP / GLP Finance Corp.
7.00%, 8/1/27	50,000	45,526
6.88%, 1/15/29	135,000	121,500
Harvest Midstream I LP, 7.50%, 9/1/28(a)	25,000	23,367
Howard Midstream Energy Partners LLC, 6.75%, 1/15/27(a)	85,000	75,817
New Fortress Energy, Inc.
6.75%, 9/15/25(a)	90,000	85,248
6.50%, 9/30/26(a)	450,000	415,755
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 8.50%, 10/15/26(a)	35,000	32,856
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 1/15/28(a)	200,000	170,711
Western Midstream Operating LP
4.30%, 2/1/30	165,000	141,118
5.30%, 3/1/48	120,000	98,700
5.50%, 2/1/50	65,000	52,487
		2,182,412
Real Estate - 0.1%
Howard Hughes Corp. (The), 4.38%, 2/1/31(a)	40,000	28,732

REITS - 3.8%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(a)	16,000	12,048
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(a)	50,000	41,176

	Shares/ Principal	Fair Value

REITS (continued)
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 4/1/27(a)	$75,000	$61,495
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26(a)	80,000	72,257
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(a)	45,000	34,842
Iron Mountain, Inc.
4.88%, 9/15/27(a)	50,000	44,782
5.25%, 7/15/30(a)	370,000	306,164
5.63%, 7/15/32(a)	395,000	316,000
Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp.
5.25%, 10/1/25(a)	50,000	46,000
4.75%, 6/15/29(a)	55,000	41,176
Rithm Capital Corp., 6.25%, 10/15/25(a)	25,000	21,170
SBA Communications Corp., 3.13%, 2/1/29	75,000	60,320
Service Properties Trust
4.65%, 3/15/24	50,000	46,250
5.25%, 2/15/26	70,000	55,740
4.75%, 10/1/26	134,000	101,129
4.95%, 2/15/27	74,000	54,855
5.50%, 12/15/27	45,000	36,554
4.38%, 2/15/30	60,000	39,373
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.88%, 2/15/25(a)	150,000	146,400
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(a)	150,000	118,495
VICI Properties LP / VICI Note Co., Inc., 4.63%, 6/15/25(a)	40,000	37,631
XHR LP
6.38%, 8/15/25(a)	65,000	62,382
4.88%, 6/1/29(a)	150,000	123,677
		1,879,916
Retail - 6.2%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 1/15/28(a)	50,000	43,510
4.38%, 1/15/28(a)	105,000	90,983
4.00%, 10/15/30(a)	619,000	487,512
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(a)	125,000	121,875
Academy Ltd., 6.00%, 11/15/27(a)	146,000	132,495
Arko Corp., 5.13%, 11/15/29(a)	150,000	117,000
Bath & Body Works, Inc.
9.38%, 7/1/25(a)	9,000	9,315

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Retail (continued)
6.88%, 11/1/35	$150,000	$125,307
Beacon Roofing Supply, Inc., 4.13%, 5/15/29(a)	285,000	230,824
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	473,000	371,420
FirstCash, Inc.
4.63%, 9/1/28(a)	204,000	170,850
5.63%, 1/1/30(a)	260,000	222,136
IRB Holding Corp., 7.00%, 6/15/25(a)	60,000	59,700
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27(a)	50,000	46,448
Macy's Retail Holdings LLC
5.88%, 4/1/29(a)	60,000	48,936
5.13%, 1/15/42	15,000	9,230
4.30%, 2/15/43	30,000	16,805
Murphy Oil USA, Inc.
4.75%, 9/15/29	205,000	181,425
3.75%, 2/15/31(a)	148,000	118,945
Nordstrom, Inc., 5.00%, 1/15/44	100,000	61,875
Rite Aid Corp., 8.00%, 11/15/26(a)	80,000	56,895
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(a)	20,000	16,416
Yum! Brands, Inc.
4.75%, 1/15/30(a)	230,000	200,999
3.63%, 3/15/31	100,000	79,920
5.38%, 4/1/32	71,000	62,952
6.88%, 11/15/37	25,000	25,250
		3,109,023
Semiconductors - 0.7%
Entegris Escrow Corp.
4.75%, 4/15/29(a)	250,000	220,205
5.95%, 6/15/30(a)	26,000	23,730
Entegris, Inc.
4.38%, 4/15/28(a)	50,000	42,391
3.63%, 5/1/29(a)	93,000	73,604
		359,930
Software - 1.1%
Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	15,000	14,701
Fair Isaac Corp., 4.00%, 6/15/28(a)	55,000	46,864
MSCI, Inc.
4.00%, 11/15/29(a)	110,000	95,007
3.63%, 9/1/30(a)	105,000	86,394
3.88%, 2/15/31(a)	95,000	79,987
3.63%, 11/1/31(a)	60,000	48,138
3.25%, 8/15/33(a)	45,000	34,750
Picard Midco, Inc., 6.50%, 3/31/29(a)	30,000	25,491
PTC, Inc.
3.63%, 2/15/25(a)	75,000	69,843

	Shares/ Principal	Fair Value

Software (continued)
4.00%, 2/15/28(a)	$45,000	$39,341
		540,516
Telecommunications - 5.5%
Consolidated Communications, Inc.
5.00%, 10/1/28(a)	16,000	11,148
6.50%, 10/1/28(a)	91,000	68,043
Embarq Corp., 8.00%, 6/1/36	25,000	12,500
Frontier Communications Corp.
5.88%, 10/15/27(a)	15,000	13,504
5.00%, 5/1/28(a)	40,000	34,328
Frontier Communications Holdings LLC, 8.75%, 5/15/30(a)	45,000	45,029
Hughes Satellite Systems Corp.
5.25%, 8/1/26	235,000	214,726
6.63%, 8/1/26	100,000	90,740
Level 3 Financing, Inc.
4.25%, 7/1/28(a)	300,000	234,114
3.63%, 1/15/29(a)	100,000	74,039
3.75%, 7/15/29(a)	100,000	73,250
Lumen Technologies, Inc.
6.88%, 1/15/28	79,000	67,545
5.38%, 6/15/29(a)	456,000	338,883
7.60%, 9/15/39	50,000	33,963
7.65%, 3/15/42	60,000	40,605
Nokia Oyj, 4.38%, 6/12/27	100,000	90,125
Sable International Finance Ltd., 5.75%, 9/7/27(a)	25,000	21,844
Sprint Capital Corp.
6.88%, 11/15/28	235,000	241,463
8.75%, 3/15/32	275,000	318,656
Sprint Corp.
7.63%, 2/15/25	125,000	128,151
7.63%, 3/1/26	125,000	129,359
Viasat, Inc.
5.63%, 4/15/27(a)	250,000	210,029
6.50%, 7/15/28(a)	193,000	128,345
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(a)	65,000	50,148
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28(a)	80,000	66,291
		2,736,828
Transportation - 0.3%
Danaos Corp., 8.50%, 3/1/28(a)	170,000	163,108

Trucking & Leasing - 0.2%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27(a)	100,000	97,781

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Water - 0.0%†
Solaris Midstream Holdings LLC, 7.63%, 4/1/26(a)	$20,000	$19,200
Total Corporate Bonds and Notes
(Cost - $55,124,334)		48,915,024
Short-Term Investments - 0.1%
Money Market Funds - 0.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 2.74%(d) (Cost - $61,078)	61,078	61,078
Total Investments - 98.4%
(Cost - $55,185,412)		$48,976,102
Other Assets Less Liabilities - Net 1.6%		816,961
Total Net Assets - 100.0%		$49,793,063

†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2022, these securities amounted to $36,387,046 or 73.1% of net assets.
(b)	PIK - Pay-in-kind security.
(c)	Variable rate security. The rate shown is the rate in effect at period end.
(d)	The rate shown is the annualized seven-day yield at period end.

CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust
SOFR	-	Secured Overnight Financing Rate

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Ultra Future	Goldman Sachs & Co.	1	12/20/2022	$118,484	$(2,781)
U.S. 2 Year Note Future	Goldman Sachs & Co.	2	12/30/2022	410,781	(6,922)
U.S. Long Bond Future	Goldman Sachs & Co.	1	12/20/2022	126,406	(4,031)

					(13,734)
Short Futures Contracts

Futures Contracts (continued)
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	Goldman Sachs & Co.	1	12/20/2022	$112,062	$5,376
U.S. 5 Year Note Future	Goldman Sachs & Co.	1	12/30/2022	107,508	1,281

					6,657

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	$(7,077)